Segmental analysis	6 Months Ended
Sep. 30, 2022
Segmental analysis
Segmental analysis

2   Segmental analysis

Operating segments

The Group’s operating segments are established on the basis of those components of the Group that are evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Group has determined the chief operating decision maker to be its Chief Executive Officer. The Group has a single group of similar services and products, being the supply of communications services and related products.

Revenue is attributed to a country based on the location of the Group company reporting the revenue. With the exception of Vodacom, which is a legal entity encompassing South Africa and certain other smaller African markets, and Vantage Towers which comprises companies providing mobile tower infrastructure in a number of European markets, segment information is primarily provided on the basis of geographic areas, being the basis on which the Group manages the rest of its worldwide interests. Transactions between operating segments are charged at arm’s-length prices.

The operating segments for Germany, Italy, UK, Spain, Vodacom and Vantage Towers are individually material for the Group and are each reporting segments for which certain financial information is provided. The aggregation of other operating segments into the Other Europe and Other Markets reporting segments reflects, in the opinion of management, the similar local market economic characteristics and regulatory environments for each of those operating segments as well as the similar products and services sold and comparable classes of customers. In the case of the Other Europe region (comprising Albania, Czech Republic, Greece, Hungary, Ireland, Portugal and Romania), this largely reflects membership or a close association with the European Union, while the Other Markets segment (comprising Egypt, Ghana and Turkey) largely includes developing economies with less stable economic or regulatory environments. Common Functions is a separate reporting segment and comprises activities which are undertaken primarily in central Group entities that do not meet the criteria for aggregation with other reporting segments.

Revenue disaggregation

Revenue reported for the period includes revenue from contracts with customers, comprising service and equipment revenue, as well as other revenue items including revenue from leases and interest revenue arising from transactions with a significant financing component. The tables below and overleaf disaggregate the Group’s revenue by reporting segment.

The table below presents the results for the six months ended 30 September 2022.

			Revenue
			from
			contracts			Total
	Service	Equipment	with	Other	Interest	segment	Adjusted
	revenue	revenue	customers	revenue[1]	revenue	revenue	EBITDAaL
	€m	€m	€m	€m	€m	€m	€m
Six months ended 30 September 2022
Germany	5,730	675	6,405	178	9	6,592	2,677
Italy	2,125	198	2,323	49	5	2,377	759
UK	2,712	630	3,342	34	16	3,392	685
Spain	1,782	142	1,924	31	10	1,965	445
Other Europe	2,552	281	2,833	53	8	2,894	843
Vodacom	2,472	509	2,981	207	14	3,202	1,084
Other Markets	1,721	230	1,951	2	—	1,953	671
Vantage Towers	—	—	—	657	—	657	330
Common Functions[2]	268	23	291	405	—	696	(250)
Eliminations	(155)	—	(155)	(643)	—	(798)	—
Group	19,207	2,688	21,895	973	62	22,930	7,244

Notes:

1.	Other revenue includes lease revenue recognised under IFRS 16 ‘Leases’.
2.	Comprises central teams and business functions.

2   Segmental analysis (continued)

The table below presents the comparative information for the six months ended 30 September 2021.

			Revenue
			from
			contracts			Total
	Service	Equipment	with	Other	Interest	segment	Adjusted
	revenue	revenue	customers	revenue[1]	revenue	revenue	EBITDAaL
	€m	€m	€m	€m	€m	€m	€m
Six months ended 30 September 2021
Germany	5,777	475	6,252	183	12	6,447	2,892
Italy	2,187	265	2,452	49	6	2,507	917
UK	2,521	593	3,114	30	17	3,161	638
Spain	1,866	178	2,044	33	13	2,090	445
Other Europe	2,502	248	2,750	52	8	2,810	836
Vodacom	2,271	455	2,726	190	12	2,928	1,062
Other Markets	1,752	201	1,953	5	—	1,958	683
Vantage Towers	—	—	—	611	—	611	305
Common Functions[2]	252	31	283	424	—	707	(213)
Eliminations	(118)	—	(118)	(611)	(1)	(730)	—
Group	19,010	2,446	21,456	966	67	22,489	7,565

Notes:

1.	Other revenue includes lease revenue recognised under IFRS 16 ‘Leases’.
2.	Comprises central teams and business functions.

A reconciliation of Adjusted EBITDAaL, the Group’s measure of segment profit, to the Group’s profit before taxation for the financial period is shown below.

	Six months ended 30 September
	2022	2021
	€m	€m
Adjusted EBITDAaL	7,244	7,565
Restructuring costs	(142)	(172)
Interest on lease liabilities	204	199
Loss on disposal of property, plant & equipment and intangible assets	(11)	(26)
Depreciation and amortisation on owned assets	(4,807)	(4,949)
Share of results of equity accounted associates and joint ventures	343	111
Other income/(expense)	104	(108)
Operating profit	2,935	2,620
Investment income	211	129
Financing costs	(1,418)	(1,473)
Profit before taxation	1,728	1,276

The Group’s non-current assets are disaggregated as follows:

	30 September	31 March
	2022	2022
	€m	€m
Non-current assets[1]
Germany	42,709	43,190
Italy	10,129	10,519
UK	5,847	6,226
Spain	6,129	6,433
Other Europe	6,855	8,548
Vodacom	6,319	6,383
Other Markets	3,349	2,467
Vantage Towers	8,190	8,179
Common Functions[2]	2,011	2,103
Group	91,538	94,048

Notes:

1.	Comprises goodwill, other intangible assets and property, plant & equipment.
2.	Comprises central teams and business functions.